Warrants - Schedule of Status of Warrants Outstanding and Exercisable (Details) - Warrant [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of Status of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, Warrants, Beginning balance | shares	12,431,674
Warrants outstanding, Weighted Average Exercise Price, Beginning balance | $ / shares	$ 10.72
Warrants exercisable, Warrants, Beginning balance | shares	12,431,674
Warrants exercisable, Weighted Average Exercise Price, Beginning balance | $ / shares	$ 10.72
Issued, Warrants | shares
Issued, Weighted Average Exercise Price | $ / shares
Exercised, Warrants | shares
Exercised, Weighted Average Exercise Price | $ / shares
Expired, Warrants | shares	2,839,951
Expired, Weighted Average Exercise Price | $ / shares	$ 11.5
Warrants outstanding, Warrants, Ending balance | shares	9,591,723
Warrants outstanding, Weighted Average Exercise Price, Ending balance | $ / shares	$ 10.49
Warrants exercisable, Warrants, Ending balance | shares	9,591,723
Warrants exercisable, Weighted Average Exercise Price, Ending balance | $ / shares	$ 10.49